Schedule of intangible assets (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Balance	$ 2,118,746	$ 2,871,324	$ 2,977,564
Customer relationships	1,434,507	1,944,044	1,944,044
Software	215,533	292,090	271,693
Research and development	756,078	1,024,637	885,675
Intangible Assets, gross
Less: accumulated amortization	(287,372)	(389,447)	(123,848)
Balance	$ 2,118,746	$ 2,871,324	$ 2,977,564